DEFERRED TAX ASSETS AND INCOME TAXES - Pretax income (loss) (Details) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012 CNY	Sep. 30, 2012 CNY	Jun. 30, 2012 CNY	Mar. 31, 2012 CNY	Dec. 31, 2011 CNY	Sep. 30, 2011 CNY	Jun. 30, 2011 CNY	Mar. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 British Virgin Islands USD ($)	Dec. 31, 2012 British Virgin Islands CNY	Dec. 31, 2011 British Virgin Islands CNY	Dec. 31, 2010 British Virgin Islands CNY	Dec. 31, 2012 UNITED STATES USD ($)	Dec. 31, 2012 UNITED STATES CNY	Dec. 31, 2011 UNITED STATES CNY	Dec. 31, 2010 UNITED STATES CNY	Dec. 31, 2012 The People's Republic of China USD ($)	Dec. 31, 2012 The People's Republic of China CNY	Dec. 31, 2011 The People's Republic of China CNY	Dec. 31, 2010 The People's Republic of China CNY
Income (Loss) Before Income Taxes [Line Items]
Income before income taxes	23,852,861	24,726,357	14,943,698	24,969,877	34,436,045	54,118,583	47,520,217	18,063,583	$ 16,344	102,856	175,473	116,318	$ (1,047)	(6,592)	(10,645)	(10,157)	$ 504	3,171	2,895	1,685	$ 16,887	106,277	183,223	124,790